UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2011

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II              SMARTGROWTH(R) LIPPER(R) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 100.2%

                                                    SHARES       VALUE
                                                    -------   -----------
BEAR MARKET - 10.0%
   UltraShort MidCap 400 ProShares Fund               7,486   $   123,744
                                                              -----------
CONSUMER DISCRETIONARY - 13.2%
   Consumer Discretionary Select Sector SPDR Fund     4,669       162,621
                                                              -----------
CURRENCY - 7.1%
   WisdomTree Dreyfus China Yuan Fund                 3,469        87,419
                                                              -----------
HEALTH - 8.6%
   iShares Dow Jones US Health Care Providers
      Index Fund                                      2,124       106,540
                                                              -----------
LARGE BLEND - 13.3%
   iShares Dow Jones US Consumer Goods Sector
      Index Fund                                      2,673       157,761
   SPDR Trust Series 1                                   54         6,418
                                                              -----------
                                                                  164,179
                                                              -----------
LONG GOVERNMENT - 6.1%
   iShares Barclays 20+ Year Treasury Bond Fund         815        75,118
                                                              -----------
MISCELLANEOUS - 2.8%
   iPath S&P 500 VIX Mid-Term Futures Note              478        34,497
                                                              -----------
MUNICIPAL NATIONAL SHORT - 9.4%
   iShares S&P Short-Term National Municipal Bond
      Fund                                            1,097       115,382
                                                              -----------
SMALL BLEND - 2.9%
   iShares Russell 2000 Index Fund                      134         9,592
   Vanguard Small-Cap Fund                              392        26,072
                                                              -----------
                                                                   35,664
                                                              -----------

THE ADVISORS' INNER CIRCLE FUND II              SMARTGROWTH(R) LIPPER(R) OPTIMAL
                                                         CONSERVATIVE INDEX FUND
                                                      APRIL 30, 2010 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                     SHARES      VALUE
                                                    -------   -----------
SPECIALTY COMMUNICATIONS - 2.5%
   iShares Dow Jones US Telecommunications Sector
      Index Fund                                      1,489   $    30,346
                                                              -----------
SPECIALTY FINANCIAL - 14.0%
   PowerShares Financial Preferred Portfolio         10,177       172,195
                                                              -----------
ULTRASHORT BOND - 10.3%
   SPDR Barclays Capital 1-3 Month T-Bill             2,774       127,160
                                                              -----------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $1,254,057)                                            1,234,865
                                                              -----------
SHORT-TERM INVESTMENT - 0.6%
   Fidelity Money Management Fund, Institutional
      Class, 0.210% (A)
       (Cost $6,650)                                  6,650         6,650
                                                              -----------
   TOTAL INVESTMENTS - 100.8%
      (Cost $1,260,707) +                                     $ 1,241,515
                                                              ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,231,964.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

S&P  - STANDARD & POOR'S

SPDR - STANDARD & POOR'S DEPOSITORY RECEIPTS

VIX  - VOLATILITY INDEX

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $1,263,993, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,675 AND $(38,153), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

HWM-QH-001-0600

THE ADVISORS' INNER CIRCLE FUND II              SMARTGROWTH(R) LIPPER(R) OPTIMAL
                                                             MODERATE INDEX FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 101.2%

                                                     SHARES      VALUE
                                                    -------   ----------
BEAR MARKET - 9.3%
   UltraShort MidCap 400 ProShares Fund              52,322   $   864,883
                                                              -----------
CONSUMER DISCRETIONARY - 17.6%
   Consumer Discretionary Select Sector SPDR Fund    46,618     1,623,705
                                                              -----------
CURRENCY - 2.7%
   WisdomTree Dreyfus China Yuan Fund                 9,935       250,362
                                                              -----------
HEALTH - 11.8%
   iShares Dow Jones US Health Care Providers
      Index Fund                                     21,763     1,091,632
                                                              -----------
LARGE BLEND - 16.8%
   iShares Dow Jones US Consumer Goods Sector
      Index Fund                                     26,293     1,551,813
                                                              -----------
LONG GOVERNMENT - 6.4%
   iShares Barclays 20+ Year Treasury Bond Fund       6,442       593,759
                                                              -----------
MUNICIPAL NATIONAL SHORT - 7.7%
   iShares S&P Short-Term National Municipal Bond
      Fund                                            6,742       709,123
                                                              -----------
SPECIALTY FINANCIAL - 20.4%
   PowerShares Financial Preferred Portfolio        111,263     1,882,570
                                                              -----------

THE ADVISORS' INNER CIRCLE FUND II              SMARTGROWTH(R) LIPPER(R) OPTIMAL
                                                             MODERATE INDEX FUND
                                                      APRIL 30, 2010 (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                     SHARES      VALUE
                                                    -------   ----------
ULTRASHORT BOND - 8.5%
   SPDR Barclays Capital 1-3 Month T-Bill            17,163   $   786,752
                                                              -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $9,332,768)                                         9,354,599
                                                              -----------
   TOTAL INVESTMENTS - 101.2%
      (Cost $9,332,768) +                                     $ 9,354,599
                                                              ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $9,240,349.

S&P  - STANDARD & POOR'S

SPDR - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $9,333,666, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $134,557 AND $(113,624), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

HWM-QH-003-0600

THE ADVISORS' INNER CIRCLE FUND II              SMARTGROWTH(R) LIPPER(R) OPTIMAL
                                                               GROWTH INDEX FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS - 99.9%

                                                     SHARES      VALUE
                                                    -------   -----------
BEAR MARKET - 6.1%
   UltraShort MidCap 400 ProShares Fund              46,381   $   766,678
                                                              -----------
CONSUMER DISCRETIONARY - 21.6%
   Consumer Discretionary Select Sector SPDR Fund    77,315     2,692,881
                                                              -----------
HEALTH - 16.6%
   iShares Dow Jones US Health Care Providers
      Index Fund                                     41,321     2,072,661
                                                              -----------
LARGE BLEND - 20.1%
   iShares Dow Jones US Consumer Goods Sector
      Index Fund                                     42,533     2,510,298
                                                              -----------
LONG GOVERNMENT - 3.1%
   iShares Barclays 20+ Year Treasury Bond Fund       4,144       381,953
                                                              -----------
SPECIALTY FINANCIAL - 32.4%
   PowerShares Financial Preferred Portfolio        238,554     4,036,334
                                                              -----------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $12,429,737)                                       12,460,805
                                                              -----------
SHORT-TERM INVESTMENT - 0.5%
   Fidelity Money Management Fund, Institutional
      Class, 0.210%(A)
      (Cost $64,506)                                 64,506        64,506
                                                              -----------
   TOTAL INVESTMENTS - 100.4%
      (Cost $12,494,243) +                                    $12,525,311
                                                              ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $12,472,395.

(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

SPDR - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $12,498,745, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $196,213 AND $(169,647), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT FINANCIAL STATEMENTS.

HWM-QH-002-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund II


By (Signature and Title)                   /s/ Philip T. Masterson
                                           -------------------------------------
                                           Philip T. Masterson
                                           President

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Philip T. Masterson
                                           -------------------------------------
                                           Philip T. Masterson
                                           President

Date: June 29, 2010

By (Signature and Title)                   /s/ Michael Lawson
                                           -------------------------------------
                                           Michael Lawson
                                           Treasurer, Controller and
                                           Chief Financial Officer

Date: June 29, 2010